Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Nov. 08, 2017	Jun. 30, 2017 USD ($) Suppliers Customers	Jun. 30, 2017 CNY (¥) Suppliers Customers	Jun. 30, 2016 USD ($) Suppliers Customers	Jun. 30, 2016 CNY (¥) Suppliers Customers	Jun. 30, 2015 USD ($) Suppliers Customers	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2014 USD ($)
Summary of Significant Accounting Policies (Textual)
Reverse stock split, description		All shares outstanding for all periods have been retroactively restated to reflect the Company's 1-for- 5 reverse stock split, which was effective on November 9, 2017.	All shares outstanding for all periods have been retroactively restated to reflect the Company's 1-for- 5 reverse stock split, which was effective on November 9, 2017.
Accumulated other comprehensive income | $		$ (1,497,938)		$ (1,219,184)
Exception of equity		1.00		1.00					¥ 6.78	¥ 6.64
Other comprehensive income		$ 6.81			¥ 6.43
Description of leases criteria		At lease inception, if the lease meets any of the following four criteria, the Company will classify it as a capital lease; otherwise it will be treated as an operating lease: (a) transfer of ownership to lessee at the end of the lease term, (b) bargain purchase option, (c) lease term is equal to 75% or more of the estimated economic life of the leased property, or (d) the present value of the minimum lease payments is 90% or more of the fair value of the leased asset.	At lease inception, if the lease meets any of the following four criteria, the Company will classify it as a capital lease; otherwise it will be treated as an operating lease: (a) transfer of ownership to lessee at the end of the lease term, (b) bargain purchase option, (c) lease term is equal to 75% or more of the estimated economic life of the leased property, or (d) the present value of the minimum lease payments is 90% or more of the fair value of the leased asset.
Shipping costs | $		$ 105,060		285,246		$ 316,256
Total expense for employee benefit plans | $		$ 86,213		55,540
Tax, description		A tax position is measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon ultimate settlement.	A tax position is measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon ultimate settlement.
Depreciation expense | $		$ 632,319		2,114,469		1,697,465
Prepayment for construction projects		15,700,000		15,700,000					104,500,000	104,500,000
Cash deposits covered insurance		1,812,829		2,734,015					12,292,063	18,165,703
Allowance for doubtful accounts | $		5,863,947		3,937,778
Provision on impairment		49,700,000	¥ 336,900,000	48,800,000	¥ 323,900,000
Cash and cash equivalents and accounts receivable		$ 1,812,829		$ 2,734,015					¥ 12,292,063	¥ 18,165,703
Sales revenue, description		Yulong Renewable's business. Yulong Bricks and Yulong Concrete gradually resumed their sales revenue by 15% in the fourth quarter from the first and second quarters in 2017.	Yulong Renewable's business. Yulong Bricks and Yulong Concrete gradually resumed their sales revenue by 15% in the fourth quarter from the first and second quarters in 2017.
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Reverse stock split, description	Ratio of 1-for-5.
Prepayment for construction projects							$ 5,899,183	¥ 40,000,000
Total revenues [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		14.00%	14.00%	10.00%	10.00%	10.00%
Number of customer accounted for more than 10% | Customers		1	1
Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		21.00%	21.00%	26.00%	26.00%	12.00%
Number of customer accounted for more than 10% | Customers		2	2	2	2	2
Supplier One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		33.00%	33.00%	21.00%	21.00%
Number of suppliers				5	5
Supplier One [Member] | Total purchases [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		25.00%	25.00%	26.00%	26.00%	19.00%
Number of suppliers		4	4	4	4	4
Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		15.00%	15.00%	19.00%	19.00%	11.00%
Number of customer accounted for more than 10% | Customers		2	2	2	2	2
Supplier Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		21.00%	21.00%	19.00%	19.00%
Number of suppliers				5	5
Supplier Two [Member] | Total purchases [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		20.00%	20.00%	18.00%	18.00%	19.00%
Number of suppliers		4	4	4	4	4
Supplier Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		18.00%	18.00%	16.00%	16.00%
Number of suppliers				5	5
Supplier Three [Member] | Total purchases [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		18.00%	18.00%	16.00%	16.00%	14.00%
Number of suppliers		4	4	4	4	4
Supplier Four [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk				16.00%	16.00%
Number of suppliers				5	5
Supplier Four [Member] | Total purchases [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk		10.00%	10.00%	10.00%	10.00%	13.00%
Number of suppliers		4	4	4	4	4
Supplier Five [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration risk				11.00%	11.00%
Number of suppliers				5	5